Related Party Transactions and Arrangements (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The following table details amounts incurred, forgiven and payable in connection with the Company’s operations-related services described above as of and for the periods presented:

	Three Months Ended September 30,			Nine Months Ended September 30,			Payable (Receivable) as of
	2019		2018	2019		2018
(In thousands)	Incurred (1)		Incurred (1)	Incurred (1)		Incurred (1)	September 30, 2019		December 31, 2018
Non-recurring fees and reimbursements:
Acquisition cost reimbursements	$6		$34	$39		$144	$6		$32
Due from HT III related to Asset Purchase (2)	—		—	—		—	—		(154)
Ongoing fees and reimbursements:
Asset management fees	4,875		4,875	14,625		14,625	—		—
Property management fees	1,067		868	2,910		2,608	271		58
Professional fees and other reimbursements	2,313	(4)	2,121	7,623	(4)	6,330	(61)	(5) (6)	674	(5) (6)
Distributions on Class B Units (3)	76		77	228		263	—		—
Total related party operation fees and reimbursements	$8,337		$7,975	$25,425		$23,970	$216		$610
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(1)	There were no fees or reimbursements forgiven during the three and nine months ended September 30, 2019 or 2018.

(2)
On December 22, 2017, the Company purchased substantially all the assets (the “Asset Purchase”) of American Realty Capital Healthcare Trust III, Inc. (“HT III”). Certain proration estimates were included within the closing. The purchase agreement calls for a final purchase price adjustment. The Company had a $154,000 net receivable related to the Asset Purchase included on its consolidated balance sheet as of December 31, 2018. Please see below for additional information related to the Asset Purchase.

(3)
Prior to April 1, 2015, the Company caused the OP to issue (subject to periodic approval by the Board) to the Advisor restricted performance based Class B Units for asset management services. As of September 30, 2019, the Board had approved the issuance of 359,250 Class B Units to the Advisor in connection with this arrangement. Effective April 1, 2015, the Company began paying an asset management fee to the Advisor or its assignees in cash, in shares, or a combination of both and no longer issues any Class B Units.

(4)	Includes $1.6 million and $5.1 million related to the Capped Reimbursement Amount for the three and nine months ended September 30, 2019.

(5)	Balance includes costs which were incurred and accrued due to American National Stock Transfer, LLC, a subsidiary of RCS Capital Corporation (“RCAP”) which were related parties of the Company.

(6)
Balance includes a receivable of $0.5 million from the Advisor as of September 30, 2019 previously recorded in the fourth quarter of 2018, which, pursuant to authorization by the independent members of the Company’s board of directors, is payable over time during 2020.